UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21225
Investment Company Act File Number
Eaton Vance Insured Massachusetts Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2008
Date of Reporting Period

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications
Item 1. Schedule of Investments

Eaton Vance Insured Massachusetts Municipal Bond Fund	as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 174.9%

Principal Amount
(000’s omitted)	Security	Value

Escrowed/Prerefunded — 6.6%
$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prerefunded to 7/1/13, 5.75%, 7/1/33	$584,995
600	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	698,130

		$1,283,125

Hospital — 6.1%
$1,075	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$842,746
55	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.75%, 7/1/32	53,045
370	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	283,886

		$1,179,677

Insured-Escrowed/Prerefunded — 7.1%
$2,900	Massachusetts College Building Authority, (MBIA), Escrowed to Maturity, 0.00%, 5/1/26	$1,313,932
50	Massachusetts Health and Educational Facilities Authority, (New England Medical Center), (FGIC), Prerefunded to 5/15/12, 5.00%, 5/15/25	54,935

		$1,368,867

Insured-General Obligations — 14.7%
$1,900	Massachusetts, (AMBAC), 5.50%, 8/1/30	$2,021,866
965	Milford, (FSA), 4.25%, 12/15/46	777,250
50	Sandwich, (MBIA), 4.50%, 7/15/29	46,983

		$2,846,099

Insured-Hospital — 4.7%
$1,160	Massachusetts Health and Educational Facilities Authority, (New England Medical Center), (FGIC), 5.00%, 5/15/25	$910,681

		$910,681

Insured-Lease Revenue/Certificates of Participation — 16.2%
$1,750	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$1,540,297
1,000	Plymouth County Correctional Facility, (AMBAC), 5.00%, 4/1/22	1,006,260
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	584,365

		$3,130,922

Insured-Other Revenue — 7.6%
$1,500	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,458,975

		$1,458,975

Principal Amount
(000’s omitted)	Security	Value

Insured-Pooled Loans — 10.6%
$2,400	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	$2,040,024

		$2,040,024

Insured-Private Education — 30.0%
$1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	$938,470
1,105	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,112,094
750	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	762,215
1,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,381,785
750	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35(2)	698,010
1,000	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/37	904,540

		$5,797,114

Insured-Public Education — 13.6%
$700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$693,518
1,000	Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), (FGIC), (MBIA), 5.125%, 10/1/34	901,600
1,150	Massachusetts Health and Educational Facilities Authority, (Worcester State College), (AMBAC), 5.00%, 11/1/32	1,023,742

		$2,618,860

Insured-Special Tax Revenue — 17.4%
$1,280	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,279,910
305	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	233,011
1,350	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 4.75%, 8/15/32	1,259,159
6,200	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	227,788
1,055	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	90,572
2,095	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	167,160
1,325	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	97,944

		$3,355,544

Insured-Transportation — 10.5%
$3,700	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	$1,158,507
1,250	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	874,075

		$2,032,582

Insured-Water Revenue — 13.7%
$1,125	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	$828,304
1,900	Massachusetts Water Resources Authority, (FSA), 5.00%, 8/1/32	1,806,520

		$2,634,824

Private Education — 13.8%
$750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$666,352
2,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,992,080

		$2,658,432

Principal Amount
(000’s omitted)	Security	Value

Senior Living/Life Care — 2.3%
$745	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.15%, 7/1/31	$452,461

		$452,461

Total Tax-Exempt Investments — 174.9% (identified cost $ 38,101,263)		$33,768,187

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (70.3)%		$(13,575,569)

Other Assets, Less Liabilities — (4.6)%		$(888,490)

Net Assets Applicable to Common Shares — 100.0%		$19,304,128

AGC	- Assured Guaranty Corp.

AMBAC	- AMBAC Financial Group, Inc.

CIFG	- CIFG Assurance North America, Inc.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 83.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 31.8% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

A summary of financial instruments at December 31, 2008 is as follows:
Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$525,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009 / September 14, 2039	$(198,169)
Merrill Lynch Capital Services, Inc.	862,500	4.682	3-month USD-LIBOR-BBA	April 1, 2009 / April 1, 2039	(325,853)
Morgan Stanley Capital Services, Inc.	625,000	4.691	3-month USD-LIBOR-BBA	June 11, 2009 / June 11, 2039	(234,534)

					$(758,556)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$35,291,795

Gross unrealized appreciation	$471,298
Gross unrealized depreciation	(4,454,905)

Net unrealized depreciation	$(3,983,607)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	33,768,187	(758,556)
Level 3	Significant Unobservable Inputs	—	—

Total		$33,768,187	$(758,556)

*	Other financial instruments include interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Insured Massachusetts Municipal Bond Fund

By:	/s/ Robert B. MacIntosh Robert B. MacIntosh
President

Date:	February 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh Robert B. MacIntosh
President

Date:	February 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 23, 2009